Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Loan transactions with directors, including their affiliates, and executive officers
A summary of loan transactions with directors, including their affiliates, and executive officers follows:

	Years Ended December 31,
	2019	2018	2017
Balance, Beginning of Period	$32,961	$94,292	$141,972
New Loans	417,590	674	1,078
Less Loan Payments	(19,035)	(62,005)	(48,758)
Balance, End of Period	$431,516	$32,961	$94,292